INCOME TAXES - Income taxes paid (net of refunds received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Income Taxes Paid, Net, Total	$ (24)	$ 1
State and local
INCOME TAXES
State	1
California
INCOME TAXES
State	1
Other states
INCOME TAXES
State	0
Foreign
INCOME TAXES
Foreign	(25)
United Kingdom
INCOME TAXES
Foreign	$ (25)